Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
QB2 variable consideration to IMSA and ENAMI	$ (156)	$ (188)
Foreign exchange gains (losses)	(9)	15
Loss on debt redemption or purchase	0	(58)
Downstream pipeline take-or-pay toll commitment	(40)	0
Other	(61)	(44)
Total non operating income (expense)	$ (266)	$ (275)